Leases - Navios Holdings Lease Expenses (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Leased Assets [Line Items]
Lease expenses	$ 25,612	$ 30,143	$ 53,344	$ 62,473
Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	25,325	29,182	52,759	60,398
Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	143	135	282	271
Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	144	826	303	1,804
Drybulk Vessel Operations
Operating Leased Assets [Line Items]
Lease expenses	24,155	29,842	49,771	61,862
Drybulk Vessel Operations | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	24,155	29,182	49,771	60,398
Drybulk Vessel Operations | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses		660		1,464
Logistics Business
Operating Leased Assets [Line Items]
Lease expenses	1,457	301	3,573	611
Logistics Business | Charter-in contracts
Operating Leased Assets [Line Items]
Lease expenses	1,170		2,988
Logistics Business | Land lease agreements
Operating Leased Assets [Line Items]
Lease expenses	143	135	282	271
Logistics Business | Office lease agreements
Operating Leased Assets [Line Items]
Lease expenses	$ 144	$ 166	$ 303	$ 340